UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT BLEND TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/09

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BLEND TRUST – SMALL CAP BLEND FUND October 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 98.26%

Aerospace 3.18%

Curtiss-Wright Corp.	613,978	$18,309
HEICO Corp.	187,783	7,141
HEICO Corp. Class A	143,027	4,414
Moog, Inc. Class A*	377,747	9,432

Total		39,296

Banks: Diversified 0.77%

Home BancShares, Inc.	290,000	6,273
Whitney Holding Corp.	401,700	3,226

Total		9,499

Beverage: Soft Drinks 1.76%

Hansen Natural Corp.*	600,300	21,701

Biotechnology 0.84%

Cubist Pharmaceuticals, Inc.*	614,800	10,415

Building Materials 2.74%

Watsco, Inc.	659,746	33,792

Building: Roofing, Wallboard & Plumbing 1.33%

Beacon Roofing Supply, Inc.*	1,141,437	16,391

Commercial Services 9.28%

Advisory Board Co. (The)*	142,926	3,522
FTI Consulting, Inc.*	686,000	27,996
Kforce, Inc.*	1,318,271	15,463
MAXIMUS, Inc.	209,700	9,701
MPS Group, Inc.*	1,189,478	16,082
Robert Half International, Inc.	358,800	8,324
Sykes Enterprises, Inc.*	1,411,174	33,501

Total		114,589

Communications Technology 0.68%

Riverbed Technology, Inc.*	410,961	8,421

Computer Services, Software & Systems 3.97%

3PAR, Inc.*	785,417	7,391
DealerTrack Holdings, Inc.*	488,800	8,055
Solera Holdings, Inc.	1,044,079	33,640

Total		49,086

Computer Technology 0.59%

Stratasys, Inc.*	463,453	7,313

Consumer Electronics 0.49%

Universal Electronics, Inc.*	293,911	6,055

Containers & Packaging 0.64%

Sonoco Products Co.	293,101	7,840

Cosmetics 0.79%

Bare Escentuals, Inc.*	776,700	9,810

Diversified Materials & Processing 3.43%

Belden, Inc.	509,100	11,684
CLARCOR, Inc.	733,998	21,601
Hexcel Corp.*	823,883	9,063

Total		42,348

Diversified Retail 2.98%

Aaron’s, Inc.	774,198	19,394
PetMed Express, Inc.	574,034	9,006
Rush Enterprises, Inc. Class A*	774,715	8,460

Total		36,860

Education Services 1.69%

American Public Education, Inc.*	372,800	11,892
Education Management Corp.*	410,900	9,040

Total		20,932

Electronic Components 1.52%

ScanSource, Inc.*	737,907	18,735

Financial Data & Systems 2.06%

Global Payments, Inc.	517,100	25,457

Foods 1.31%

J & J Snack Foods Corp.	414,435	16,233

Healthcare Facilities 5.04%

ICON plc ADR*	1,078,486	26,639
Psychiatric Solutions, Inc.*	935,427	19,307
VCA Antech, Inc.*	683,700	16,286

Total		62,232

Healthcare Management Services 1.52%

Catalyst Health Solutions, Inc.*	598,666	18,780

Healthcare Services 2.14%

Amedisys, Inc.*	376,958	14,999
Phase Forward, Inc.*	874,994	11,471

Total		26,470

Household Furnishings 0.38%

Mohawk Industries, Inc.*	110,900	4,750

Insurance: Multi-Line 4.30%

Brown & Brown, Inc.	997,400	18,322
HCC Insurance Holdings, Inc.	1,317,450	34,768

Total		53,090

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BLEND TRUST – SMALL CAP BLEND FUND October 31, 2009

Investments	Shares	Value (000)
Insurance: Property-Casualty 3.02%

RLI Corp.	371,900	$18,595
Tower Group, Inc.	760,673	18,697

Total		37,292

Machinery: Engines 0.85%

Briggs & Stratton Corp.	564,600	10,558

Machinery: Industrial 1.15%

Actuant Corp. Class A	911,452	14,228

Machinery: Specialty 1.00%

Graco, Inc.	450,300	12,401

Medical & Dental Instruments & Supplies 3.66%

Cooper Cos., Inc. (The)	617,500	17,296
Gen-Probe, Inc.*	159,606	6,659
Techne Corp.	339,350	21,213

Total		45,168

Medical Equipment 1.46%

PerkinElmer, Inc.	970,200	18,055

Metal Fabricating 1.35%

Reliance Steel & Aluminum Co.	456,900	16,668

Office Supplies & Equipment 1.04%

Zebra Technologies Corp. Class A*	512,862	12,822

Oil: Crude Producers 5.50%

Arena Resources, Inc.*	444,900	16,577
Comstock Resources, Inc.*	615,746	25,301
EXCO Resources, Inc.	1,666,500	26,031

Total		67,909

Oil Well Equipment & Services 1.06%

CARBO Ceramics, Inc.	225,188	13,149

Power Transmission Equipment 1.15%

Regal-Beloit Corp.	302,700	14,191

Publishing 1.36%

John Wiley & Sons, Inc. Class A	477,900	16,832

Real Estate 1.65%

Jones Lang LaSalle, Inc.	435,700	20,413

Restaurants 1.00%

Papa John’s International, Inc.*	546,500	12,296

Scientific Instruments: Control & Filter 1.93%

IDEX Corp.	836,900	23,793

Scientific Instruments: Electrical 2.36%

A. O. Smith Corp.	475,513	18,844
Thomas & Betts Corp.*	300,781	10,290

Total		29,134

Scientific Instruments: Gauges & Meters 0.81%

FARO Technologies, Inc.*	649,449	10,040

Securities Brokerage & Services 1.95%

OptionsXpress Holdings, Inc.	1,537,602	24,033

Semiconductors & Components 4.36%

FormFactor, Inc.*	696,473	11,833
Power Integrations, Inc.	471,615	14,714
Semtech Corp.*	892,593	13,808
Verigy Ltd. (Singapore)*(a)	1,376,860	13,548

Total		53,903

Specialty Retail 0.60%

Citi Trends, Inc.*	282,087	7,427

Textiles Apparel & Shoes 2.30%

Deckers Outdoor Corp.*	206,800	18,544
Guess?, Inc.	269,500	9,850

Total		28,394

Truckers 5.27%

Arkansas Best Corp.	450,796	11,640
Heartland Express, Inc.	1,230,600	16,736
J.B. Hunt Transport Services, Inc.	508,233	15,277
Knight Transportation, Inc.	1,334,700	21,409

Total		65,062

Total Common Stocks (cost $1,203,032,582)		1,213,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BLEND TRUST – SMALL CAP BLEND FUND October 31, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 2.91%

Repurchase Agreement

Repurchase Agreement dated 10/30/2009, 0.01% due 11/2/2009 with State Street Bank & Trust Co. collateralized by $36,730,000 of U.S. Treasury Bill at 0.10% due 12/24/2009; value: $36,726,327; proceeds: $36,005,318 (cost $36,005,288)	$36,005	$36,005

Total Investments in Securities 101.17% (cost $1,239,037,870)		1,249,868

Liabilities in Excess of Other Assets (1.17%)		(14,477)

Net Assets 100.00%		$1,235,391

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”).

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-In accordance with Financial Accounting Standards Board, Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (formerly SFAS 157), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,213,863	$—	$—	$1,213,863
Repurchase Agreement	—	36,005	—	36,005

Total	$1,213,863	$36,005	$—	$1,249,868

* See Schedule of Investments for values in each industry.

3. FEDERAL TAX INFORMATION

As of October 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,243,667,850

Gross unrealized gain	122,678,018
Gross unrealized loss	(116,477,665)

Net unrealized security gain	$6,200,353

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 22, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 22, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2009